Summary of Significant Accounting Policies (Details Narrative)	Nov. 24, 2020 USD ($) shares
Accounting Policies [Abstract]
Cash equivalents
Maximum shares subject to forfeiture | shares	843,750
Cash, FDIC insured amount	$ 250,000